Contents of Significant Accounts - Summary of Derecognized Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Assets
Cash and cash equivalents	$ 2,733,151	$ 83,661,739		$ 2,668,232	$ 81,674,572	$ 57,578,981	$ 53,290,433
Inventories	594,679	18,203,119	$ 18,154,700		18,257,500
Property, plant and equipment	5,646,736	172,846,595			205,741,681
Others	139,205	4,261,064			3,126,024
Total assets	11,845,712	362,597,229			391,132,220
Liabilities
Short-term loans	(428,089)	(13,103,808)			(25,445,540)
Payables	(409,993)	(12,549,873)			(12,962,286)
Current portion of long-term liabilities	(167,311)	(5,121,396)			(27,363,822)
Long-term loans	(921,400)	(28,204,054)			(29,643,284)
Others	(1,121,865)	(34,340,307)			(32,441,648)
Liabilities	$ (5,168,238)	(158,199,746)			$ (181,511,222)
UNISTARS CORP. [member]
Assets
Cash and cash equivalents		14,430
Notes and accounts receivable		18,239
Inventories		46,717
Property, plant and equipment		45,515
Others		2,365
Total assets		127,266
Liabilities
Short-term loans		(34,313)
Payables		(29,309)
Current portion of long-term liabilities		(11,899)
Long-term loans		(5,502)
Others		(2,872)
Liabilities		(83,895)
Net assets of the subsidiary deconsolidated		$ 43,371